EQUITY BASED COMPENSATION (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Compensation and Benefits
For the three months ended March 31, 2025 and March 31, 2024, the total compensation and benefits include cash based payments and equity based payments as follows:

	Three Months Ended
(in thousands)	March 31, 2025	March 31, 2024
Compensation and benefits excluding equity based compensation	$43,434	$42,551
Equity based compensation (1)	13,519	18,520
Total compensation and benefits (2)	$56,953	$61,071
_______________
(1)Excludes Deferred Share Units related to directors which is included in General and administrative expense.
(2)Net of capitalized compensation costs related to internally generated intangible assets.
For the years ended December 31, 2024, 2023 and 2022, the total compensation and benefits include cash based payments and equity based payments as follows:

	Year ended
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Compensation and benefits excluding equity based compensation	$191,435	$136,132	$127,078
Equity based compensation (1)	74,156	83,124	89,123
Total compensation and benefits (2)	$265,591	$219,256	$216,201
_______________
(1)Excludes Deferred Share Units related to directors which is included in General and administrative expense.
(2)Net of capitalized compensation costs related to internally generated intangible assets.

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The Company has awarded compensatory Class B Units, stock options and restricted stock to eligible officers and employees. For the three months ended March 31, 2025 and March 31, 2024, equity based compensation included the following:

	Three Months Ended
(in thousands)	March 31, 2025	March 31, 2024
Stock options	$4,575	$3,597
Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) (1)	9,163	14,909
Compensatory Class B Unit Awards
Profit Interest Units	—	14
	$13,738	$18,520
_______________
(1)Includes expense associated with restricted stock issued in connection with the Company’s acquisition of Vision Hill.
The Company has awarded compensatory Class B Units, stock options and restricted stock to eligible officers and employees. For the years ended December 31, 2024, 2023 and 2022, equity based compensation included the following:

	Year ended
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Stock options	$20,475	$23,138	$27,628
Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) (1)	54,489	60,593	61,512
Compensatory Class B Unit Awards
Profit Interest Units	53	59	720
	$75,017	$83,790	$89,860
_______________
(1)Includes expense associated with restricted stock issued in connection with the Company’s acquisition of Vision Hill.
Schedule of Share-Based Payment Arrangement, Option, Activity
A summary of the Company’s stock option activity under the plans, including stock options with performance based conditions, is set forth in the following table:

Description	Number of Options	Weighted Average Exercise Price (C$)	Weighted-Average Remaining Terms (Years)	Aggregate Intrinsic Value (in thousands)
Balance, December 31, 2023	22,263,973	$6.56	2.98	$76,893
Granted	2,913,051	16.66
Exercised	(3,546,327)	3.16
Forfeited	(1,521,299)	6.63
Canceled	(244,390)	11.55
Balance, December 31, 2024	19,865,008	$8.58	3.44	$230,641
Granted	4,172,899	17.30
Exercised	(652,549)	3.09
Forfeited	—	—
Canceled	(9,957)	6.75
Balance, March 31, 2025	23,375,401	$10.28	3.58	$233,384
Vested and expected to vest as of March 31, 2025	23,375,401	$10.28	3.58	$233,384
Options exercisable as of March 31, 2025	12,729,406	$7.81	1.82	$72,307
Vested and expected to vest as of December 31, 2024	19,865,008	$8.58	3.44	$230,641
Options exercisable as of December 31, 2024	10,691,460	$7.37	1.66	$132,653
A summary of the Company’s stock option activity under the plans, including stock options with performance based conditions is set forth in the following table:

Description	Number of Options	Weighted Average Exercise Price (C$)	Weighted-Average Remaining Terms (Years)	Aggregate Intrinsic Value (in thousands)
Balance, December 31, 2021	30,413,345	$7.64	3.43	$366,012
Granted	1,565,000	19.63
Exercised	(2,627,053)	2.68
Forfeited	(1,698,749)	11.26
Balance, December 31, 2022	27,652,543	8.56	2.62	$9,594
Granted (1)	10,963,780	$6.30
Stock options replaced by replacement awards	(1,875,000)	23.08
Exercised	(5,847,020)	3.73
Forfeited	(5,485,996)	9.23
Expired / Canceled / Repurchased	(3,144,334)	14.04
Balance, December 31, 2023	22,263,973	$6.56	2.98	$76,893
Granted	2,913,051	16.66
Exercised	(3,546,327)	3.16
Forfeited	(1,521,299)	6.63
Canceled	(244,390)	11.55
Balance, December 31, 2024	19,865,008	$8.58	3.44	$230,641

Vested and expected to vest as of December 31, 2024	19,865,008	$8.58	3.44	$230,641
Options exercisable as of December 31, 2024	10,691,460	$7.37	1.66	$132,653
Vested and expected to vest as of December 31, 2023	22,263,973	$6.56	2.98	$76,893
Options exercisable as of December 31, 2023	9,712,157	$5.80	1.82	$40,427
Vested and expected to vest as of December 31, 2022	27,652,543	$8.56	2.62	$9,594
Options exercisable as of December 31, 2022	14,180,883	$4.66	2.06	$8,135
_______________
(1)Includes stock options granted due to stock option modification.

Schedule of Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
The fair value of the options granted was measured using the Black-Scholes option pricing model with the following weighted average inputs:

Inputs to the Black-Scholes Model	March 31, 2025	December 31, 2024
Share price	C$15.17	C$12.41 - C$27.45
Exercise price	C$16.45 - C$22.45	C$10.00 - C$37.38
Expected term (in years)	5	5
Expected volatility	90%	85% - 90%
Risk-free interest rate	2.60%	2.8% - 3.8%
Dividend yield	0%	0%
The fair value of the options granted was measured using the Black-Scholes option pricing model with the following weighted average inputs:

Inputs to the Black-Scholes Model	December 31, 2024	December 31, 2023	December 31, 2022
Share price	C$12.41 - C$27.45	C$4.77 - C$7.43	C$4.83 - C$20.40
Exercise price	C$10.00 - C$37.38	C$4.19 - C$8.06	C$5.39 - C$21.30
Expected term (in years)	5	5	5
Expected volatility	85% - 90%	80% - 90%	98% - 120%
Risk-free interest rate	2.8% - 3.8%	3.00% - 3.96%	2.48% - 3.00%
Dividend yield	0%	0%	0%

Schedule of Nonvested Share Activity
The following table summarizes the activity related to the compensatory Class B Units during the respective periods:

Description	Class B Units	Weighted-Average Grant Date Fair Value (C$)
Balance, December 31, 2023	10,792,944	$1.49
Granted / Transferred	—	—
Exchanged	(81,357)	1.65
Forfeited	—	—
Balance, December 31, 2024	10,711,587	1.49
Granted / Transferred	—	—
Exchanged	—	—
Forfeited	—	—
Balance March 31, 2025	10,711,587	$1.49
Class B Units exercisable, March 31, 2025	10,711,587	$1.49
Class B Units exercisable, December 31, 2024	10,711,587	$1.49
The following table summarizes the activity related to the compensatory Class B Units during the respective periods:

Description	Class B Units	Weighted-Average Grant Date Fair Value (C$)
Balance, December 31, 2021	14,890,203	$1.81
Granted/ Transferred	—	—
Exchanged / Redeemed	(4,097,259)	1.98
Forfeited	—
Balance, December 31, 2022	10,792,944	$1.49
Granted/ Transferred	—	—
Exchanged	—	—
Forfeited	—	—
Balance December 31, 2023	10,792,944	$1.49
Granted/ Transferred	—	—
Exchanged	(81,357)	1.65
Forfeited	—	—
Balance December 31, 2024	10,711,587	$1.49

Class B Units exercisable, December 31, 2024	10,711,587	$1.49
Class B Units exercisable, December 31, 2023	10,777,718	$1.49

Schedule of Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following table summarizes the activity related to Restricted Stock during the respective periods:

Description	Number of Units(1)	Weighted Average Grant Price (C$)
Balance, December 31, 2023	281,808	$19.11
Vested	(281,808)	19.11
Forfeited	—	—
Balance, December 31, 2024	—	—
Vested	—	—
Forfeited	—	—
Balance, March 31, 2025	—	—
The following table summarizes the activity related to Restricted Stock during the respective periods:

Description	Number of Units	Weighted Average Grant Price (C$)
Balance, December 31, 2021	1,925,399	$11.39
Vested	(281,809)	19.11
Balance, December 31, 2022	1,643,590	$10.07
Vested	(736,782)	10.61
Forfeited	(625,000)	5.35
Balance, December 31, 2023	281,808	$19.11
Vested	(281,808)	19.11
Forfeited	—	—
Balance, December 31, 2024	—	$—

Schedule of Share-Based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarizes the activity related to Restricted Share Units during the respective periods:

Description	Number of Units(1)	Weighted Average Grant Price (C$)
Balance, December 31, 2023	11,203,624	$14.36
Granted(1)	3,439,035	14.85
Exercised	(3,668,309)	15.44
Forfeited / Cancelled	(964,777)	14.17
Balance, December 31, 2024	10,009,573	$14.15
Granted	1,898,442	15.17
Exercised	(158,114)	15.46
Forfeited / Cancelled	(165,986)	17.35
Balance, March 31, 2025	11,583,915	$14.25
Units vested as of March 31, 2025	4,541,399	$16.46
Units vested as of December 31, 2024	4,066,372	$15.07
_______________
(1)Includes deferred share units granted to the directors as part of annual compensation.
The following table summarizes the activity related to Restricted Share Units during the respective periods:

Description	Number of Units (1)	Weighted Average Grant Price (C$)
Balance, December 31, 2021	7,833,659	$23.32
Granted (1)	6,718,554	18.13
Exercised	(1,425,013)	22.99
Forfeited/ Cancelled	(1,664,283)	22.04
Balance, December 31, 2022	11,462,917	$20.50
Granted (1)	4,983,339	4.92
Exercised	(3,036,166)	19.20
Forfeited/ Cancelled	(2,206,466)	18.31
Balance, December 31, 2023	11,203,624	$14.36
Granted (1)	3,439,035	14.85
Exercised	(3,668,309)	15.44
Forfeited/ Cancelled	(964,777)	14.17
Balance, December 31, 2024	10,009,573	$14.15

Units vested as of December 31, 2024	4,066,372	$15.07
Units vested as of December 31, 2023	3,281,195	$18.47
_______________
(1)Includes deferred share units granted to the directors as part of annual compensation.